ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of provisions

Provisions and allowances - Non current	Liabilities	Liabilities
	Legal claims and other matters	Asset retirement obligation

Year ended December 31, 2022

Values at the beginning of the year	83,299	32,098
Translation differences	2,999	2,735
Additions	5,889	3,271
Reversals	(6,959)	—
Uses	(3,806)	—

At December 31, 2022	81,422	38,104

Year ended December 31, 2021

Values at the beginning of the year	80,570	41,673
Translation differences	(5,898)	(1,084)
Additions	15,802	(8,491)
Reversals	(4,041)	—
Uses	(3,134)	—

At December 31, 2021	83,299	32,098
18.    ALLOWANCES AND PROVISIONS – NON CURRENT AND CURRENT (continued)

Provisions and allowances - Current	Deducted from assets		Liabilities
	Allowance for doubtful accounts	Obsolescence allowance	Asset retirement obligation

Year ended December 31, 2022

Values at the beginning of the year	9,472	61,476	3,610
Translation differences	544	—	(465)
Additions	1,786	36,666	3,558
Reversals	(1,672)	(15,862)	—
Uses	(260)	(3,217)	(3,399)

At December 31, 2022	9,870	79,063	3,304

Year ended December 31, 2021

Values at the beginning of the year	10,500	58,610	4,515
Translation differences	(721)	(5)	(323)
Additions	775	15,968	5,909
Reversals	(425)	(12,003)	—
Uses	(657)	(1,094)	(6,491)

At December 31, 2021	9,472	61,476	3,610